UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2021
Date of reporting period: January 31, 2021

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis New York Venture Fund

January 31, 2021

SEMI-ANNUAL REPORT

DAVIS NEW YORK VENTURE FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Fund’s quarter-end holdings is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund's website at www.davisfunds.com or by calling 1-800-279-0279.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager

March 1, 2021

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis New York Venture Fund outperformed the Standard & Poor’s 500® Index (the “Index”) for the six-month period ended January 31, 2021 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 23.66%, versus a 14.47% return for the Index. During the period, all sectors1 within the Index reported positive performance. The sectors with the strongest performance were Financials (up 20%), Industrials (up 19%), and Materials (up 18%). The sectors that reported the weakest but still positive performance were Real Estate (up 3%), Utilities (up 4%), and Consumer Staples (up 4%).

Contributors to Performance
The Fund’s outperformance of the Index was in large part due to its position in Financials. A number of Financial holdings were among the Fund’s top contributors2 and the Fund benefited from its overweighting in the strongest performing sector (38%, compared to 11%). The Fund’s holdings outperformed those of the Index (up 29%, versus up 20%). Capital One Financial3 (up 64%) was the top contributor and largest holding at the end of the period, representing 7.65% of net assets. Other contributors from this sector included JPMorgan Chase (up 35%), Wells Fargo (up 24%), and Berkshire Hathaway (up 17%).
Applied Materials (up 51%) and Texas Instruments (up 32%) were two Information Technology sector holdings that were helpful to performance. The Fund’s Information Technology holdings were up 36%, compared to up 18% for the Index. Applied Materials represented 6.64% of net assets at the end of the period.
The Industrials sector aided both absolute and relative performance. The Fund’s holdings outperformed those of the Index (up 25%, versus up 19%). Carrier Global (up 42%) was among the top contributors.
Other top contributors included New Oriental Education & Technology (up 19%), Alphabet (up 24%), and IAC/InterActiveCorp (up 65%). Alphabet ended the period as the second largest holding (7.17% of net assets). The Fund initiated a position in IAC/InterActiveCorp during the first half of the period. IAC/InterActiveCorp is an American holding company with assets in over 100 countries owning businesses such as Angie’s List and Vimeo.

Detractors from Performance
With the strong performance during the period, there were only three holdings that had a negative return. They were Viatris (down less than 1%), Markel (down 7%), and Fang Holdings (down 16%). Viatris, the top detractor during the period, is a pharmaceutical company that began trading in November of 2020. The Fund no longer owns Fang Holdings.
Compared to the Index, the Fund’s Consumer Discretionary position was a top detractor. The Fund had a higher average weighting in this sector (18%, compared to 12%) and the Fund’s holdings underperformed those of the Index (up 10%, versus up 15%). Hunter Douglas and Adient were two holdings from this sector that were weak performers, even though they had positive returns during the period. The Fund no longer owns Hunter Douglas or Adient.
The Fund had an average weighting of 24% of its net assets in foreign holdings. The foreign holdings underperformed the Fund’s domestic holdings (up 20%, versus up 26%).

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small- capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2011

Average Annual Total Return for periods ended January 31, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	14.63%	13.94%	10.65%	11.65%	02/17/69	0.89%	0.89%
Class A - with sales charge*	9.18%	12.86%	10.11%	11.56%	02/17/69	0.89%	0.89%
Class B†, **	9.61%	12.63%	9.92%	10.04%	12/01/94	1.95%	1.75%
Class C††, **	12.66%	13.05%	9.78%	9.88%	12/20/94	1.72%	1.72%
Class R	14.23%	13.61%	10.32%	8.39%	08/20/03	1.19%	1.19%
Class Y	14.88%	14.23%	10.92%	9.16%	10/02/96	0.64%	0.64%
S&P 500® Index***	17.25%	16.14%	13.49%	10.35%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended December 31, 2020

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	6.12%	10.63%	10.13%

*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge.
††Because Class C shares automatically convert to Class A shares after 10 years (8 years effective May 1, 2021), the “Since Inception” return for Class C reflects Class A performance for the period after conversion.
***Inception return is from February 17, 1969.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/21 Net Assets)		(% of 01/31/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.64%	Diversified Financials	18.21%	4.67%
Common Stock (Foreign)	20.18%	Banks	18.15%	3.88%
Preferred Stock (Foreign)	3.26%	Information Technology	13.74%	27.76%
Short-Term Investments	0.11%	Media & Entertainment	13.72%	9.07%
Other Assets & Liabilities	0.81%	Retailing	12.57%	7.70%
	100.00%	Capital Goods	6.50%	5.56%
		Consumer Services	5.10%	1.59%
		Insurance	4.13%	1.80%
		Health Care	3.89%	13.77%
		Transportation	3.30%	1.85%
		Other	0.69%	11.62%
		Food, Beverage & Tobacco	–	3.10%
		Utilities	–	2.76%
		Real Estate	–	2.46%
		Energy	–	2.41%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	7.65%
Alphabet Inc.*	Media & Entertainment	7.17%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	6.64%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.43%
Wells Fargo & Co.	Banks	5.35%
Alibaba Group Holding Ltd., ADR	Retailing	5.20%
New Oriental Education & Technology
Group, Inc., ADR	Consumer Services	5.05%
Amazon.com, Inc.	Retailing	4.79%
JPMorgan Chase & Co.	Banks	4.25%
Facebook, Inc., Class A	Media & Entertainment	4.10%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended January 31, 2021.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/20)	(01/31/21)	(08/01/20-01/31/21)
Class A (annualized expense ratio 0.89%**)
Actual	$1,000.00	$1,236.57	$5.02
Hypothetical	$1,000.00	$1,020.72	$4.53
Class B (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,231.26	$9.84
Hypothetical	$1,000.00	$1,016.38	$8.89
Class C (annualized expense ratio 1.72%**)
Actual	$1,000.00	$1,231.27	$9.67
Hypothetical	$1,000.00	$1,016.53	$8.74
Class R (annualized expense ratio 1.19%**)
Actual	$1,000.00	$1,234.24	$6.70
Hypothetical	$1,000.00	$1,019.21	$6.06
Class Y (annualized expense ratio 0.64%**)
Actual	$1,000.00	$1,237.98	$3.61
Hypothetical	$1,000.00	$1,021.98	$3.26

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2021 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (95.82%)
COMMUNICATION SERVICES – (13.60%)
Media & Entertainment – (13.60%)
Alphabet Inc., Class A *	108,707	$198,646,824
Alphabet Inc., Class C *	215,932	396,395,010
ASAC II L.P. *(a)(b)	4,156,451	4,254,128
Facebook, Inc., Class A *	1,316,137	339,997,671
IAC/InterActiveCorp *	898,020	188,539,299
Liberty TripAdvisor Holdings, Inc., Series A *	196,826	803,050
	Total Communication Services	1,128,635,982
CONSUMER DISCRETIONARY – (17.50%)
Consumer Services – (5.05%)
New Oriental Education & Technology Group, Inc., ADR (China)*	2,501,970	419,079,975
Retailing – (12.45%)
Alibaba Group Holding Ltd., ADR (China)*	1,700,940	431,749,600
Amazon.com, Inc. *	124,101	397,892,626
Naspers Ltd. - N (South Africa)	244,000	56,444,324
Prosus N.V., Class N (Netherlands)	1,262,050	147,446,334
		1,033,532,884
	Total Consumer Discretionary	1,452,612,859
FINANCIALS – (40.12%)
Banks – (17.99%)
Danske Bank A/S (Denmark)	7,127,687	121,340,870
DBS Group Holdings Ltd. (Singapore)	8,252,897	155,626,936
DNB ASA (Norway)	5,116,730	99,614,848
JPMorgan Chase & Co.	2,742,164	352,834,242
U.S. Bancorp	7,458,560	319,599,296
Wells Fargo & Co.	14,861,522	444,062,277
		1,493,078,469
Diversified Financials – (18.04%)
Capital Markets – (2.60%)
Bank of New York Mellon Corp.	5,410,907	215,516,426
Consumer Finance – (10.01%)
American Express Co.	1,684,981	195,895,891
Capital One Financial Corp.	6,093,983	635,358,667
		831,254,558
Diversified Financial Services – (5.43%)
Berkshire Hathaway Inc., Class A *	1,310	450,771,000
		1,497,541,984
Insurance – (4.09%)
Life & Health Insurance – (2.14%)
AIA Group Ltd. (Hong Kong)	14,710,990	177,366,674
Property & Casualty Insurance – (1.95%)
Chubb Ltd.	705,030	102,701,720
Loews Corp.	620,919	28,121,422
Markel Corp. *	32,376	31,387,884
		162,211,026
		339,577,700
	Total Financials	3,330,198,153

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2021 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.86%)
Health Care Equipment & Services – (1.87%)
Cigna Corp.	216,730	$47,041,247
Quest Diagnostics Inc.	838,200	108,253,530
		155,294,777
Pharmaceuticals, Biotechnology & Life Sciences – (1.99%)
Viatris Inc. *	9,705,500	164,896,445
	Total Health Care	320,191,222
INDUSTRIALS – (6.45%)
Capital Goods – (6.44%)
Carrier Global Corp.	8,331,910	320,778,535
Orascom Construction PLC (United Arab Emirates)	1,521,825	8,321,498
Raytheon Technologies Corp.	3,076,029	205,263,415
		534,363,448
Commercial & Professional Services – (0.01%)
China Index Holdings Ltd., Class A, ADR (China)*	515,129	1,071,468
	Total Industrials	535,434,916
INFORMATION TECHNOLOGY – (13.61%)
Semiconductors & Semiconductor Equipment – (13.61%)
Applied Materials, Inc.	5,696,810	550,767,591
Intel Corp.	5,848,000	324,622,480
Texas Instruments Inc.	1,534,860	254,310,953
	Total Information Technology	1,129,701,024
MATERIALS – (0.68%)
OCI N.V. (Netherlands)*	2,739,444	56,836,399
	Total Materials	56,836,399
TOTAL COMMON STOCK – (Identified cost $4,124,485,399)		7,953,610,555
PREFERRED STOCK – (3.26%)
INDUSTRIALS – (3.26%)
Transportation – (3.26%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	5,938,103	232,595,494
Didi Chuxing Joint Co., Series B (China)*(a)(b)	982,804	38,496,433
	Total Industrials	271,091,927
TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		271,091,927
SHORT-TERM INVESTMENTS – (0.11%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $6,573,038 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $6,704,460)	$6,573,000	6,573,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2021 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $2,279,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 01/01/51, total market value $2,324,580)	$2,279,000	$2,279,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,852,000)		8,852,000
		Total Investments – (99.19%) – (Identified cost $4,363,650,638)	8,233,554,482
		Other Assets Less Liabilities – (0.81%)	67,146,364
		Net Assets – (100.00%)	$8,300,700,846

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2021 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$8,233,554,482
Cash	406
Receivables:
Capital stock sold	4,879,111
Dividends and interest	8,919,090
Investment securities sold	87,520,626
Prepaid expenses	230,336
Due from Adviser	16,425
Total assets	8,335,120,476
LIABILITIES:
Payables:
Capital stock redeemed	17,039,556
Investment securities purchased	10,504,288
Accrued distribution and service plan fees	1,310,528
Accrued investment advisory fees	3,906,605
Other accrued expenses	1,658,653
Total liabilities	34,419,630
NET ASSETS	$8,300,700,846
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$13,104,315
Additional paid-in capital	4,007,541,539
Distributable earnings	4,280,054,992
Net Assets	$8,300,700,846
*Including:
Cost of investments	$4,363,650,638
CLASS A SHARES:
Net assets	$5,683,286,360
Shares outstanding	180,133,448
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$31.55
Maximum offering price per share (100/95.25 of $31.55)†	$33.12
CLASS B SHARES:
Net assets	$12,465,195
Shares outstanding	475,401
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$26.22
CLASS C SHARES:
Net assets	$215,224,933
Shares outstanding	7,857,345
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$27.39
CLASS R SHARES:
Net assets	$78,385,299
Shares outstanding	2,477,133
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$31.64
CLASS Y SHARES:
Net assets	$2,311,339,059
Shares outstanding	71,142,971
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$32.49

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2021 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$45,535,502
Interest		67,978
Total income		45,603,480
Expenses:
Investment advisory fees (Note 3)	$21,165,486
Custodian fees	589,828
Transfer agent fees:
Class A	2,617,751
Class B	25,515
Class C	161,573
Class R	47,172
Class Y	782,004
Audit fees	50,658
Legal fees	21,573
Accounting fees (Note 3)	176,502
Reports to shareholders	230,004
Directors’ fees and expenses	194,756
Registration and filing fees	60,001
Miscellaneous	170,008
Distribution and service plan fees (Note 3):
Class A	6,217,209
Class B	63,551
Class C	1,098,767
Class R	197,091
Total expenses		33,869,449
Reimbursement of expenses by Adviser (Note 3):
Class B		(12,915)
Net expenses		33,856,534
Net investment income		11,746,946
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		677,003,169
Foreign currency transactions		(204,331)
Net realized gain		676,798,838
Net increase in unrealized appreciation		984,067,680
Net realized and unrealized gain on investments and foreign currency transactions		1,660,866,518
Net increase in net assets resulting from operations		$1,672,613,464

*Net of foreign taxes withheld of		$13,925

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
OPERATIONS:
Net investment income	$11,746,946	$44,949,980
Net realized gain from investments and foreign currency transactions	676,798,838	297,418,972
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	984,067,680	(420,610,000)
Net increase (decrease) in net assets resulting from operations	1,672,613,464	(78,241,048)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(321,105,093)	(194,029,737)
Class B	(801,623)	(556,245)
Class C	(13,018,985)	(10,888,786)
Class R	(4,356,876)	(3,242,002)
Class Y	(131,749,207)	(81,502,940)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(172,847,803)	(683,422,858)
Class B	(1,942,865)	(4,712,665)
Class C	(38,933,759)	(167,860,038)
Class R	(11,769,097)	(30,414,435)
Class Y	(82,452,103)	(296,136,580)
Total increase (decrease) in net assets	893,636,053	(1,551,007,334)
NET ASSETS:
Beginning of period	7,407,064,793	8,958,072,127
End of period	$8,300,700,846	$7,407,064,793

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in four classes, Class A, Class C, Class R, and Class Y, and previously offered Class B shares for new purchases through May 31, 2020. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Class A shares are sold with a front-end sales charge. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class C shares automatically convert to Class A shares after 10 years. Effective May 1, 2021, Class C shares will automatically convert to Class A shares after 8 years. Any existing Class C shares held longer than 8 years as of May 1, 2021 will be converted in May 2021. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$1,124,381,854	$–	$4,254,128	$1,128,635,982
Consumer Discretionary	1,248,722,201	203,890,658	–	1,452,612,859
Financials	2,776,248,825	553,949,328	–	3,330,198,153
Health Care	320,191,222	–	–	320,191,222
Industrials	527,113,418	8,321,498	–	535,434,916
Information Technology	1,129,701,024	–	–	1,129,701,024
Materials	–	56,836,399	–	56,836,399
Preferred Stock:
Industrials	–	–	271,091,927	271,091,927
Short-Term Investments	–	8,852,000	–	8,852,000
Total Investments	$7,126,358,544	$831,849,883	$275,346,055	$8,233,554,482

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2021 was $28,394,007. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance August 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance January 31, 2021
Investments in Securities:
Common Stock	$4,235,840	$–	$18,288	$–	$–	$4,254,128
Preferred Stock	242,716,208	–	28,375,719	–	–	271,091,927
Total Level 3	$246,952,048	$–	$28,394,007	$–	$–	$275,346,055

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount or	Impact to Valuation from
	January 31, 2021	Technique	Input(s)	Range	an Increase in Input
Investments in Securities:
Common Stock	$4,254,128	Discounted Cash Flow	Annualized Yield	1.237%	Decrease
Preferred Stock	271,091,927	Market Approach	Volume-Weighted Transaction Price	$37.00 - $42.00	Increase
Total Level 3	$275,346,055

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

At January 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,376,225,245
Unrealized appreciation	3,965,969,532
Unrealized depreciation	(108,640,295)
Net unrealized appreciation	$3,857,329,237

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include foreign currency transactions, wash sales, partnership income, corporate actions, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2021 were $531,435,298 and $1,340,424,390, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2021 approximated 0.53% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%, Class B shares, 1.75%, Class C shares, 1.75%, Class R shares, 1.25%, and Class Y shares, 0.75%) until December 1, 2021. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. During the six months ended January 31, 2021, such reimbursements for Class B shares amounted to $12,915, and are not subject to future recoupment.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2021 amounted to $399,448. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2021 amounted to $176,502.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R 12b-1 Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R 12b-1 Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2021 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$48,369	$824,075	$98,545
Service fees	6,217,209	15,182	274,692	98,546

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

As of June 1, 2020, Class B Shares are no longer offered for new purchases. Class B shares of the Fund were sold and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

Class C shares of the Fund are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2021 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of	CDSCs received by the Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class C	Class C
$40,388	$225,907	$66,909	$7,803

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2021, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.325 billion shares are classified as Davis New York Venture Fund. As of June 1, 2020, Class B Shares are no longer offered for new purchases. Transactions in capital stock were as follows:

	Six months ended January 31, 2021 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares: Class A	2,862,516	9,864,020	(18,711,123)	(5,984,587)
Class B	–	29,656	(108,414)	(78,758)
Class C	324,556	481,762	(2,380,054)	(1,573,736)
Class R	91,307	141,695	(640,713)	(407,711)
Class Y	3,914,621	3,784,311	(10,586,449)	(2,887,517)
Value: Class A	$84,423,307	$302,134,928	$(559,406,038)	$(172,847,803)
Class B	–	755,921	(2,698,786)	(1,942,865)
Class C	8,557,158	12,829,326	(60,320,243)	(38,933,759)
Class R	2,748,272	4,355,720	(18,873,089)	(11,769,097)
Class Y	122,379,674	119,357,159	(324,188,936)	(82,452,103)

	Year ended July 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Shares: Class A	8,674,685	6,269,963	(40,634,674)	(25,690,026)
Class B	42,107	21,267	(268,753)	(205,379)
Class C	967,778	408,071	(8,368,702)	(6,992,853)
Class R	302,045	110,552	(1,533,154)	(1,120,557)
Class Y	11,866,653	2,458,045	(25,146,549)	(10,821,851)
Value: Class A	$235,630,709	$183,082,887	$(1,102,136,454)	$(683,422,858)
Class B	957,195	524,286	(6,194,146)	(4,712,665)
Class C	22,732,455	10,471,063	(201,063,556)	(167,860,038)
Class R	7,970,238	3,241,390	(41,626,063)	(30,414,435)
Class Y	319,956,096	73,765,940	(689,858,616)	(296,136,580)

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2021, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $275,346,055 or 3.32% of the Fund’s net assets as of January 31, 2021. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units/Shares	Cost per Unit/Share	Valuation per Unit/Share as of January 31, 2021
ASAC II L.P.	10/10/13	4,156,451	$1.00	$1.0235
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	5,938,103	30.356	39.17
Didi Chuxing Joint Co., Series B, Pfd.	05/16/17	982,804	50.9321	39.17

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 7 - CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2021[e]	$27.04	$0.04	$6.30	$6.34
Year ended July 31, 2020	$28.16	$0.14	$(0.29)	$(0.15)
Year ended July 31, 2019	$32.59	$0.20	$(0.91)	$(0.71)
Year ended July 31, 2018	$32.64	$0.18	$4.85	$5.03
Year ended July 31, 2017	$29.88	$0.14	$5.68	$5.82
Year ended July 31, 2016	$35.06	$0.17	$(0.15)	$0.02
Davis New York Venture Fund Class B:
Six months ended January 31, 2021[e]	$22.69	$(0.08)	$5.28	$5.20
Year ended July 31, 2020	$23.84	$(0.09)	$(0.25)	$(0.34)
Year ended July 31, 2019	$28.30	$(0.08)	$(0.83)	$(0.91)
Year ended July 31, 2018	$29.06	$(0.14)	$4.29	$4.15
Year ended July 31, 2017	$26.96	$(0.15)	$5.09	$4.94
Year ended July 31, 2016	$32.30	$(0.12)	$(0.17)	$(0.29)
Davis New York Venture Fund Class C:
Six months ended January 31, 2021[e]	$23.64	$(0.08)	$5.50	$5.42
Year ended July 31, 2020	$24.80	$(0.06)	$(0.26)	$(0.32)
Year ended July 31, 2019	$29.27	$(0.03)	$(0.86)	$(0.89)
Year ended July 31, 2018	$29.85	$(0.08)	$4.42	$4.34
Year ended July 31, 2017	$27.60	$(0.09)	$5.22	$5.13
Year ended July 31, 2016	$32.88	$(0.07)	$(0.16)	$(0.23)
Davis New York Venture Fund Class R:
Six months ended January 31, 2021[e]	$27.10	$(0.01)	$6.31	$6.30
Year ended July 31, 2020	$28.26	$0.07	$(0.30)	$(0.23)
Year ended July 31, 2019	$32.71	$0.12	$(0.91)	$(0.79)
Year ended July 31, 2018	$32.76	$0.08	$4.87	$4.95
Year ended July 31, 2017	$29.98	$0.05	$5.71	$5.76
Year ended July 31, 2016	$35.17	$0.08	$(0.17)	$(0.09)
Davis New York Venture Fund Class Y:
Six months ended January 31, 2021[e]	$27.83	$0.08	$6.49	$6.57
Year ended July 31, 2020	$28.93	$0.22	$(0.30)	$(0.08)
Year ended July 31, 2019	$33.39	$0.28	$(0.93)	$(0.65)
Year ended July 31, 2018	$33.32	$0.27	$4.97	$5.24
Year ended July 31, 2017	$30.44	$0.23	$5.80	$6.03
Year ended July 31, 2016	$35.63	$0.25	$(0.16)	$0.09

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.16)	$(1.67)	$–	$(1.83)	$31.55	23.66%	$5,683	0.89%[f]	0.89%[f]	0.26%[f]	7%
$(0.28)	$(0.69)	$–	$(0.97)	$27.04	(0.79)%	$5,033	0.90%	0.90%	0.53%	11%
$(0.19)	$(3.53)	$–	$(3.72)	$28.16	(0.95)%	$5,965	0.89%	0.89%	0.70%	17%
$(0.17)	$(4.91)	$–	$(5.08)	$32.59	16.26%	$7,308	0.88%	0.88%	0.53%	25%
$(0.23)	$(2.83)	$–	$(3.06)	$32.64	20.11%	$6,296	0.89%	0.89%	0.46%	12%
$(0.15)	$(5.05)	$–	$(5.20)	$29.88	0.60%	$6,520	0.89%	0.89%	0.53%	25%

$–	$(1.67)	$–	$(1.67)	$26.22	23.13%	$12	1.95%[f]	1.75%[f]	(0.60)%[f]	7%
$(0.12)	$(0.69)	$–	$(0.81)	$22.69	(1.69)%	$13	1.99%	1.80%	(0.37)%	11%
$(0.02)	$(3.53)	$–	$(3.55)	$23.84	(1.90)%	$18	1.92%	1.92%	(0.33)%	17%
$–	$(4.91)	$–	$(4.91)	$28.30	15.17%	$27	1.86%	1.86%	(0.45)%	25%
$(0.01)	$(2.83)	$–	$(2.84)	$29.06	18.92%	$35	1.87%	1.87%	(0.52)%	12%
$–	$(5.05)	$–	$(5.05)	$26.96	(0.39)%	$49	1.85%	1.85%	(0.43)%	25%

$–	$(1.67)	$–	$(1.67)	$27.39	23.13%	$215	1.72%[f]	1.72%[f]	(0.57)%[f]	7%
$(0.15)	$(0.69)	$–	$(0.84)	$23.64	(1.57)%	$223	1.70%	1.70%	(0.27)%	11%
$(0.05)	$(3.53)	$–	$(3.58)	$24.80	(1.75)%	$407	1.68%	1.68%	(0.09)%	17%
$(0.01)	$(4.91)	$–	$(4.92)	$29.27	15.40%	$636	1.65%	1.65%	(0.24)%	25%
$(0.05)	$(2.83)	$–	$(2.88)	$29.85	19.18%	$1,876	1.66%	1.66%	(0.31)%	12%
$–	$(5.05)	$–	$(5.05)	$27.60	(0.19)%	$2,463	1.66%	1.66%	(0.24)%	25%

$(0.09)	$(1.67)	$–	$(1.76)	$31.64	23.42%	$78	1.19%[f]	1.19%[f]	(0.04)%[f]	7%
$(0.24)	$(0.69)	$–	$(0.93)	$27.10	(1.06)%	$78	1.18%	1.18%	0.25%	11%
$(0.13)	$(3.53)	$–	$(3.66)	$28.26	(1.24)%	$113	1.18%	1.18%	0.41%	17%
$(0.09)	$(4.91)	$–	$(5.00)	$32.71	15.95%	$162	1.17%	1.17%	0.24%	25%
$(0.15)	$(2.83)	$–	$(2.98)	$32.76	19.79%	$184	1.18%	1.18%	0.17%	12%
$(0.05)	$(5.05)	$–	$(5.10)	$29.98	0.26%	$210	1.18%	1.18%	0.24%	25%

$(0.24)	$(1.67)	$–	$(1.91)	$32.49	23.80%	$2,311	0.64%[f]	0.64%[f]	0.51%[f]	7%
$(0.33)	$(0.69)	$–	$(1.02)	$27.83	(0.55)%	$2,061	0.65%	0.65%	0.78%	11%
$(0.28)	$(3.53)	$–	$(3.81)	$28.93	(0.72)%	$2,455	0.64%	0.64%	0.95%	17%
$(0.26)	$(4.91)	$–	$(5.17)	$33.39	16.59%	$3,086	0.62%	0.62%	0.79%	25%
$(0.32)	$(2.83)	$–	$(3.15)	$33.32	20.46%	$2,932	0.63%	0.63%	0.72%	12%
$(0.23)	$(5.05)	$–	$(5.28)	$30.44	0.82%	$2,833	0.63%	0.63%	0.79%	25%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

January 31, 2021

SEMI-ANNUAL REPORT

DAVIS RESEARCH FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279 and on the SEC’s website at www.sec.gov.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis Research Fund outperformed the Standard & Poor’s 500® Index (the “Index”) for the six-month period ended January 31, 2021 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 18.24%, versus a 14.47% return for the Index. During the period, all sectors1 within the Index reported positive performance. The sectors with the strongest performance were Financials (up 20%), Industrials (up 19%), and Materials (up 18%). The Sectors that reported the weakest but still positive performance were Real Estate (up 3%), Utilities (up 4%), and Consumer Staples (up 4%).
Contributors to Performance
The Fund’s largest position by sector was in Information Technology. This position was the biggest contributor2 to absolute performance. The holdings performed in-line with those of the Index (up 18%). The top performing security during the period was Applied Materials3 (up 51%). Applied Materials was the third largest holding, representing 4.85% of net assets at the end of the period. Texas Instruments (up 32%), Intel (up 18%), and Slack Technologies (up 45%) were additional contributors. The Fund no longer holds Slack Technologies.
The Fund’s position in the Financials sector was an important one when compared to the Index. The Fund was overweight in the strongest performing sector (20%, compared to 11%) and the Fund’s holdings outperformed those of the Index (up 26%, versus up 20%). Among the top contributors were Capital One Financial (up 64%), Julius Baer (up 40%), and Berkshire Hathaway (up 17%).
The Fund maintained a large position in the Consumer Discretionary sector (average weighting of 21%). This was almost double the Index’s position in this sector and the Fund’s holdings outperformed those of the index (up 20%, versus up 15%). Meituan (up 85%), New Oriental Education & Technology (up 19%), and Delivery Hero (up 32%) were among the top contributors.
Detractors from Performance
With the strong market there were only six holdings in the period that had a negative contribution. The top detractor from the period was SAP (down 21%), a German multinational software company best known for its enterprise software. VMware (down 2%) was another holding from the Information Technology sector that hurt performance. Together, these two holdings represented 7.80% of net assets at the end of the period.
Two holdings from the Financials sector had a negative return, Alleghany (down 10%) and Markel (down 8%). The Fund initiated a position in each of these companies during January. Together, the two holdings represented 1.55% of net assets at the end of the period.
The Fund maintained a large position in repurchase agreements during the period (12% of net assets at the end of the period), which hindered performance.
Many of the other weaker performers came from the Health Care sector. They included Viatris (down less than 1%), Humana (down 2%), and Quest Diagnostics (up 3%). Viatris is a pharmaceutical company that was a new holding during the period.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2021, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2011

Average Annual Total Return for periods ended January 31, 2021

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	24.20%	15.98%	12.38%	8.70%	0.67%	0.67%
Class A - with sales charge*	18.30%	14.85%	11.85%	8.43%	0.67%	0.67%
S&P 500® Index	17.25%	16.14%	13.49%	8.88%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279.

Average Annual Total Return for periods ended December 31, 2020

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	15.26%	13.31%	11.82%

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2021 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/21 Net Assets)		(% of 01/31/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.64%	Diversified Financials	18.21%	4.67%
Common Stock (Foreign)	20.18%	Banks	18.15%	3.88%
Preferred Stock (Foreign)	3.26%	Information Technology	13.74%	27.76%
Short-Term Investments	0.11%	Media & Entertainment	13.72%	9.07%
Other Assets & Liabilities	0.81%	Retailing	12.57%	7.70%
	100.00%	Capital Goods	6.50%	5.56%
		Consumer Services	5.10%	1.59%
		Insurance	4.13%	1.80%
		Health Care	3.89%	13.77%
		Transportation	3.30%	1.85%
		Other	0.69%	11.62%
		Food, Beverage & Tobacco	–	3.10%
		Utilities	–	2.76%
		Real Estate	–	2.46%
		Energy	–	2.41%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/21 Net Assets)

Capital One Financial Corp.		Consumer Finance		7.65%
Alphabet Inc.*		Media & Entertainment		7.17%
Applied Materials, Inc.		Semiconductors & Semiconductor Equipment		6.64%
Berkshire Hathaway Inc., Class A		Diversified Financial Services		5.43%
Wells Fargo & Co.		Banks		5.35%
Alibaba Group Holding Ltd., ADR		Retailing		5.20%
New Oriental Education & Technology
Group, Inc., ADR		Consumer Services		5.05%
Amazon.com, Inc.		Retailing		4.79%
JPMorgan Chase & Co.		Banks		4.25%
Facebook, Inc., Class A		Media & Entertainment		4.10%

*Alphabet Inc. holding includes Class A and Class C.

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2021.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(08/01/20)	(01/31/21)	(08/01/20-01/31/21)
Class A
Actual	$1,000.00	$1,182.42	$3.69
Hypothetical	$1,000.00	$1,021.83	$3.41

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized operating expense ratio (0.67%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (88.27%)
COMMUNICATION SERVICES – (4.69%)
Media & Entertainment – (4.69%)
Alphabet Inc., Class C *	665	$1,220,767
Facebook, Inc., Class A *	3,025	781,448
IAC/InterActiveCorp *	4,470	938,477
Liberty Media Corp., Liberty Formula One, Series A *	560	20,300
Liberty Media Corp., Liberty Formula One, Series C *	4,610	185,460
	Total Communication Services	3,146,452
CONSUMER DISCRETIONARY – (21.03%)
Consumer Services – (3.41%)
New Oriental Education & Technology Group, Inc., ADR (China)*	13,630	2,283,025
Retailing – (17.62%)
Alibaba Group Holding Ltd., ADR (China)*	4,985	1,265,343
Amazon.com, Inc. *	1,381	4,427,762
Delivery Hero SE (Germany)*	10,645	1,616,814
JD.com, Inc., Class A, ADR (China)*	10,033	889,827
Meituan, Class B (China)*	31,700	1,461,667
Naspers Ltd. - N (South Africa)	3,705	857,075
Prosus N.V., Class N (Netherlands)	3,705	432,858
Ulta Beauty, Inc. *	3,080	861,661
		11,813,007
	Total Consumer Discretionary	14,096,032
FINANCIALS – (20.50%)
Banks – (7.15%)
Danske Bank A/S (Denmark)	51,660	879,454
DBS Group Holdings Ltd. (Singapore)	55,481	1,046,219
DNB ASA (Norway)	32,140	625,716
U.S. Bancorp	21,315	913,348
Wells Fargo & Co.	44,525	1,330,407
		4,795,144
Diversified Financials – (9.47%)
Capital Markets – (3.20%)
Bank of New York Mellon Corp.	24,750	985,793
Julius Baer Group Ltd. (Switzerland)	19,170	1,159,886
		2,145,679
Consumer Finance – (2.31%)
American Express Co.	2,840	330,178
Capital One Financial Corp.	11,645	1,214,108
		1,544,286
Diversified Financial Services – (3.96%)
Berkshire Hathaway Inc., Class A *	4	1,376,400
Berkshire Hathaway Inc., Class B *	5,615	1,279,490
		2,655,890
		6,345,855
Insurance – (3.88%)
Life & Health Insurance – (1.56%)
AIA Group Ltd. (Hong Kong)	86,750	1,045,923
Property & Casualty Insurance – (1.55%)
Loews Corp.	11,345	513,815

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	540	$523,519
		1,037,334
Reinsurance – (0.77%)
Alleghany Corp. *	910	515,833
		2,599,090
	Total Financials	13,740,089
HEALTH CARE – (3.05%)
Health Care Equipment & Services – (2.64%)
Cigna Corp.	1,968	427,154
CVS Health Corp.	1,761	126,176
Humana Inc.	500	191,555
Quest Diagnostics Inc.	4,840	625,086
UnitedHealth Group Inc.	1,200	400,296
		1,770,267
Pharmaceuticals, Biotechnology & Life Sciences – (0.41%)
Viatris Inc. *	16,360	277,957
	Total Health Care	2,048,224
INDUSTRIALS – (6.11%)
Capital Goods – (6.11%)
Carrier Global Corp.	15,030	578,655
Eaton Corp. PLC	7,953	936,068
Ferguson PLC (United Kingdom)	4,520	524,812
Johnson Controls International plc	6,568	327,218
Raytheon Technologies Corp.	5,407	360,809
Schneider Electric SE (France)	9,365	1,370,667
	Total Industrials	4,098,229
INFORMATION TECHNOLOGY – (32.04%)
Semiconductors & Semiconductor Equipment – (16.07%)
Applied Materials, Inc.	33,660	3,254,249
Intel Corp.	61,781	3,429,463
Lam Research Corp.	2,455	1,188,097
Texas Instruments Inc.	17,500	2,899,575
		10,771,384
Software & Services – (15.97%)
DXC Technology Co. *	19,429	547,898
Microsoft Corp.	12,350	2,864,706
Oracle Corp.	34,120	2,061,872
SAP SE, ADR (Germany)	24,250	3,060,350
VMware, Inc., Class A *	15,730	2,168,380
		10,703,206
	Total Information Technology	21,474,590
MATERIALS – (0.85%)
LafargeHolcim Ltd. (Switzerland)	10,516	567,263
	Total Materials	567,263
TOTAL COMMON STOCK – (Identified cost $31,733,926)		59,170,879

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2021 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (11.91%)
	StoneX Group Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $5,929,035 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $6,047,580)	$5,929,000	$5,929,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $2,056,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 01/01/35-02/01/51, total market value $2,097,120)	2,056,000	2,056,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,985,000)		7,985,000
	Total Investments – (100.18%) – (Identified cost $39,718,926)		67,155,879
	Liabilities Less Other Assets – (0.18%)		(122,715)
		Net Assets – (100.00%)	$67,033,164

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

8

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2021 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)
Long-term	$59,170,879
Repurchase agreements	7,985,000
Total investments	67,155,879
Cash	444
Receivables:
Dividends and interest	78,044
Investment securities sold	68,979
Prepaid expenses	2,041
Total assets	67,305,387
LIABILITIES:
Payables:
Investment securities purchased	206,378
Accrued investment advisory fees	32,555
Other accrued expenses	33,290
Total liabilities	272,223
NET ASSETS	$67,033,164
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$118,409
Additional paid-in capital	38,438,715
Distributable earnings	28,476,040
Net Assets	$67,033,164
CLASS A SHARES:
Net assets	$67,033,164
Shares outstanding	2,368,183
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$28.31
Maximum offering price per share (100/95.25 of $28.31)†	$29.72
*Including:
Cost of long-term investments	$31,733,926
Cost of repurchase agreements	7,985,000

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2021 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$269,932
Interest		3,313
Total income		273,245
Expenses:
Investment advisory fees (Note 3)	$171,317
Custodian fees	11,544
Transfer agent fees	897
Audit fees	9,948
Legal fees	169
Accounting fees (Note 3)	1,002
Directors’ fees and expenses	3,321
Registration and filing fees	2,210
Miscellaneous	8,810
Total expenses		209,218
Net investment income		64,027
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,008,005
Foreign currency transactions		(2,355)
Net realized gain		2,005,650
Net increase in unrealized appreciation		8,253,513
Net realized and unrealized gain on investments and foreign currency transactions		10,259,163
Net increase in net assets resulting from operations		$10,323,190

*Net of foreign taxes withheld of		$6,123

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2021 (Unaudited)	Year ended July 31, 2020
OPERATIONS:
Net investment income	$64,027	$422,140
Net realized gain from investments and foreign currency transactions	2,005,650	1,434,012
Net increase in unrealized appreciation on investments and foreign currency transactions	8,253,513	4,921,086
Net increase in net assets resulting from operations	10,323,190	6,777,238
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(2,204,964)	(3,160,002)
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4)	2,073,842	3,100,987
Total increase in net assets	10,192,068	6,718,223

NET ASSETS:
Beginning of period	56,841,096	50,122,873
End of period	$67,033,164	$56,841,096

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Prior to January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Common Stock:
Communication Services	$3,146,452	$–	$–	$3,146,452
Consumer Discretionary	9,727,618	4,368,414	–	14,096,032
Financials	8,982,891	4,757,198	–	13,740,089
Health Care	2,048,224	–	–	2,048,224
Industrials	2,202,750	1,895,479	–	4,098,229
Information Technology	21,474,590	–	–	21,474,590
Materials	–	567,263	–	567,263
Short-term Investments	–	7,985,000	–	7,985,000
Total Investments	$47,582,525	$19,573,354	$–	$67,155,879

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2021, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

At January 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$40,043,919
Unrealized appreciation	28,601,211
Unrealized depreciation	(1,489,251)
Net unrealized appreciation	$27,111,960

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”]  may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, partnership income, Directors’ deferred compensation, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2021 were $4,447,464 and $6,449,086, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of January 31, 2021, one related shareholder’s investment in the Fund represents 99% of outstanding shares. Investment activities of this shareholder (the Adviser) could have a material impact on the Fund.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2021 amounted to $159. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2021 amounted to $1,002.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2021 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - The Fund has adopted a Distribution Plan (“12b-1 Plan”) for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2021.

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2021.

NOTE 4 - CAPITAL STOCK

At January 31, 2021, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2021 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares: Class A	–	80,876	(5,178)	75,698
Value: Class A	$–	$2,202,238	$(128,396)	$2,073,842

	Year ended July 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares: Class A	306	134,464	(2,633)	132,137
Value: Class A	$7,226	$3,155,861	$(62,100)	$3,100,987

NOTE 5 - CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

16

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2021	Year ended July 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$24.79	$23.20	$23.73	$21.09	$19.07	$19.23
Income (Loss) from Investment Operations
Net Investment Income	0.03[a]	0.19[a]	0.30	0.19	0.14	0.12
Net Realized and Unrealized Gains (Losses)	4.46	2.86	0.03	2.93	3.92	(0.16)
Total from Investment Operations	4.49	3.05	0.33	3.12	4.06	(0.04)
Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.53)	(0.19)	(0.16)	(0.09)	(0.12)
Distributions from Realized Gains	(0.91)	(0.93)	(0.67)	(0.32)	(1.95)	–
Total Dividends and Distributions	(0.97)	(1.46)	(0.86)	(0.48)	(2.04)	(0.12)
Net Asset Value, End of Period	$28.31	$24.79	$23.20	$23.73	$21.09	$19.07
Total Return[b]	18.24%	13.52%	1.95%	14.94%	22.87%	(0.22)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,033	$56,841	$50,123	$49,371	$42,965	$44,826
Ratio of Expenses to Average Net Assets:
Gross	0.67%[c]	0.69%	0.70%	0.70%	0.71%	0.70%
Net[d]	0.67%[c]	0.69%	0.70%	0.70%	0.71%	0.65%
Ratio of Net Investment Income to Average Net Assets	0.21%[c]	0.82%	1.35%	0.85%	0.61%	0.66%
Portfolio Turnover Rate[e]	8%	13%	23%	12%	19%	29%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.

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DAVIS RESEARCH FUND	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

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DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 30, 2021

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 30, 2021